DECOMMISSIONING LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2026
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of Decommissioning Provision

Total
As at December 31, 2025	4,872
Liabilities Incurred	20
Liabilities Settled	(155)
Unwinding of Discount on Decommissioning Liabilities (Note 6)	192
Liabilities Divested	(38)
Exchange Rate Movements	24
As at September 30, 2026	4,915